Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from continuing operations before taxes (CHF)
Switzerland		SFr (988)	SFr 257	SFr 1,770
Foreign		(2,270)	(857)	1,697
Income/(loss) before taxes		(3,258)	(600)	3,467
Current and deferred taxes
Switzerland		314	316	163
Foreign		(76)	485	204
Current income tax expense		238	801	367
Switzerland		120	222	450
Foreign		3,690	3	(16)
Deferred income tax expense		3,810	225	434
Income tax expense		4,048	1,026	801
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges		(266)	(63)	25
Cumulative translation adjustment		(10)	4	0
Unrealized gains/(losses) on securities		(9)	0	(6)
Actuarial gains/(losses), Tax		(34)	228	(18)
Net prior service credit/(cost)		(35)	(23)	(33)
Share-based compensation and treasury shares		(4)	(4)	(4)
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate		(603)	(111)	693
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount		(93)	370	(62)
of which total foreign tax expense		3,614	488	188
Changes in tax law and rates		23	(33)	(6)
Non-deductible amortization of other intangible assets and goodwill impairment		0	(300)	0
Other non-deductible expenses		306	386	254
of which non-deductible interest expenses		189	200	117
of which resolution of interest cost deductibility with and between international tax authorities				157
of which non-deductible bank levy costs and other non-deductible compensation expenses		15	39	68
of which non-deductible expenses or non-deductible provision accruals		154	93	46
of which tax benefit from reassessment of interest cost deductibility relating to previously unrecognized tax benefits of non-deductible funds		(138)
of which non-deductible other expenses		75	43	23
of which contingency accrual relating to non-deductible interest expense			(11)	(41)
Additional taxable income		4	15	8
Lower taxed income		(147)	(146)	(234)
of which tax benefit in respect to non-taxable dividend income		39	41
of which tax benefit related non-taxable life insurance income		65	77	67
of which business transfer				(19)
of which exempt income			15
of which concessionary and lower taxed income		37	15	67
of which revaluations of equity investments				79
(Income)/loss taxable to non-controlling interests		11	11	18
Changes in deferred tax valuation allowance	SFr 40	4,545	621	322
Change in recognition of outside basis difference		(2)	2	(9)
(Windfall tax benefits)/shortfall tax charges on share-based compensation		84	37	76
Other		(80)	174	(259)
of which tax (benefit)/charge from the impact of prior year adjustments		(180)	(24)	(82)
of which tax benefit from the reduction in own-credit revaluation gains/(losses)			14	14
of which tax impact of transitional adjustments arising from adoption of new accounting standards		45	51	78
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for current period		57	29	26
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2019				(180)
of which change in tax rules				(141)
of which withholding taxes			100	61
of which unrealized mark-to-marked results on share-based compensation		27
of which tax credit		(36)
Income tax expense		4,048	1,026	801
US
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		3,655
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes		SFr (988)	SFr 257	SFr 1,770
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)		18.50%	18.50%	20.00%
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability				SFr 252
of which benefit earnings mix from group of Swiss entities				(34)
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			SFr 781
US, UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		SFr 850
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				353
UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				(31)
Switzerland, Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			(160)
Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes		(1,289)	291	244
Bank
Income from continuing operations before taxes (CHF)
Switzerland		543	1,659	2,477
Foreign		(3,874)	(1,750)	734
Income/(loss) before taxes		(3,331)	(91)	3,211
Current and deferred taxes
Switzerland		296	302	151
Foreign		(95)	472	188
Current income tax expense		201	774	339
Switzerland		73	156	367
Foreign		3,699	8	(9)
Deferred income tax expense		3,772	164	358
Income tax expense		3,973	938	697
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges		(266)	(62)	25
Cumulative translation adjustment		(7)	4	0
Unrealized gains/(losses) on securities		(9)	(4)	(6)
Actuarial gains/(losses), Tax		(84)	0	(19)
Net prior service credit/(cost)		0	0	1
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate		(616)	(17)	642
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount		(127)	92	(64)
of which total foreign tax expense		3,604	480	179
Changes in tax law and rates		24	(29)	(5)
Non-deductible amortization of other intangible assets and goodwill impairment		0	(181)	0
Other non-deductible expenses		303	369	253
of which non-deductible interest expenses		196	200	117
of which resolution of interest cost deductibility with and between international tax authorities				157
of which non-deductible bank levy costs and other non-deductible compensation expenses		8	39	68
of which non-deductible expenses or non-deductible provision accruals		154	93	46
of which tax benefit from reassessment of interest cost deductibility relating to previously unrecognized tax benefits of non-deductible funds		(138)
of which non-deductible other expenses		74	28	23
of which contingency accrual relating to non-deductible interest expense			(11)	(41)
Additional taxable income		5	15	8
Lower taxed income		(144)	(129)	(221)
of which tax benefit in respect to non-taxable dividend income		39	41
of which tax benefit related non-taxable life insurance income		65	77	67
of which business transfer				(19)
of which exempt income			5
of which concessionary and lower taxed income		36	5	53
of which revaluations of equity investments				79
(Income)/loss taxable to non-controlling interests		11	12	18
Changes in deferred tax valuation allowance	SFr 40	4,512	612	281
Change in recognition of outside basis difference		(2)	3	(13)
(Windfall tax benefits)/shortfall tax charges on share-based compensation		82	37	75
Other		(75)	154	(277)
of which tax (benefit)/charge from the impact of prior year adjustments		(172)	(30)	(80)
of which tax impact of transitional adjustments arising from adoption of new accounting standards		45		78
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for current period		57	29	26
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2019				(180)
of which change in tax rules				(141)
of which withholding taxes			100	61
of which benefit earnings mix from group of Swiss entities			51
of which unrealized mark-to-marked results on share-based compensation		24
of which tax credit		(24)
Income tax expense		3,973	938	697
Bank | US
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		3,655
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes		SFr 543	SFr 1,659	SFr 2,477
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)		18.50%	18.50%	20.00%
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability				SFr 222
of which benefit earnings mix from group of Swiss entities				(34)
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			SFr 771
Bank | US, UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		SFr 817
Bank | UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				312
Bank | UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				(31)
Bank | Switzerland, Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			(159)
Bank | Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes		SFr (1,341)	SFr 230	SFr 162